Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 2,442
Amortization	634	$ 620	$ 554
Ending balance	2,266	2,442
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	151
Ending balance	103	151
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	29
Ending balance		29
Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,735
Ending balance	1,727	1,735
software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	280
Ending balance	204	280
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	247
Ending balance	232	247
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,046	7,587
Foreign exchange and other	(251)	38
Additions (disposals)	171	421
Ending balance	7,966	8,046	7,587
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	767	760
Foreign exchange and other	(39)	7
Additions (disposals)	(9)
Ending balance	719	767	760
Gross carrying amount [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	962	951
Foreign exchange and other	(68)	11
Ending balance	894	962	951
Gross carrying amount [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,416	4,836
Foreign exchange and other	(118)	18
Transfers	498	582
Additions (disposals)	(248)	(20)
Ending balance	5,548	5,416	4,836
Gross carrying amount [member] | software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	280	402
Foreign exchange and other	(4)	2
Transfers	(498)	(582)
Additions (disposals)	426	458
Ending balance	204	280	402
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	621	638
Foreign exchange and other	(22)
Additions (disposals)	2	(17)
Ending balance	601	621	638
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,604)	(5,163)
Amortization	634	620
Foreign exchange and other	(197)	32
Disposals	(341)	(211)
Ending balance	(5,700)	(5,604)	(5,163)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(616)	(551)
Amortization	35	52
Foreign exchange and other	(30)	13
Disposals	(5)
Ending balance	(616)	(616)	(551)
Accumulated depreciation and amortisation [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(933)	(878)
Amortization	27	46
Foreign exchange and other	(66)	9
Ending balance	(894)	(933)	(878)
Accumulated depreciation and amortisation [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,681)	(3,361)
Amortization	530	478
Foreign exchange and other	(82)	15
Disposals	(308)	(173)
Ending balance	(3,821)	(3,681)	(3,361)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(374)	(373)
Amortization	42	44
Foreign exchange and other	(19)	(5)
Disposals	(28)	(38)
Ending balance	$ (369)	$ (374)	$ (373)